Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	153,973	148,326
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	22,148	30,733
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	131,825	117,593
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	119,683	122,023
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	10,328	19,558
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	10,328	19,558
HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	9,556	15,629
HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 772	$ 3,929